Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

8. Property and Equipment

Property and equipment consisted of the following as of December 31, 2014 and 2013:

	2014	2013
Telephone equipment	$51	$29
Computer hardware	510	431
Computer software	569	444
Furniture and office equipment	921	457
Medical equipment	9,943	6,218
Leasehold improvements	6,293	5,178

	18,287	12,757
Less: accumulated depreciation	(9,200)	(7,924)

Property and equipment, net	$9,087	$4,833

Depreciation expense for the years ended December 31, 2014 and 2013 was $1.5 million and $0.7 million, respectively.